CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium	Other capital reserves	Cash flow hedge reserve	Foreign currency translation reserve	Investments at fair value through other comprehensive income reserve	Accumulated deficit
Beginning Balance at Jun. 30, 2018	$ 907,320	$ 23,531	$ 454,766	$ 557,100	$ (3,624)	$ 4,407	$ (844)	$ (128,016)
Net loss	(637,621)							(637,621)
Other comprehensive income (loss), net of tax	32,140				1,077	(35)	31,098
Total comprehensive loss, net of tax	(605,481)				1,077	(35)	31,098	(637,621)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	3,542	150	3,392
Vesting of early exercised shares	59	51	8
Issuance of ordinary shares for settlement of restricted share units (RSUs)	0	467		(467)
Share-based payment	257,777			257,777
Replacement equity awards related to business combination	1,768			1,768
Tax benefit (expense) from share plans	482			482
Increase (decrease) in equity	263,628	668	3,400	259,560
Ending Balance at Jun. 30, 2019	565,467	24,199	458,166	816,660	(2,547)	4,372	30,254	(765,637)
Net loss	(350,654)							(350,654)
Other comprehensive income (loss), net of tax	44,065				8,714	(613)	35,964
Total comprehensive loss, net of tax	(306,589)				8,714	(613)	35,964	(350,654)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	1,802	76	1,726
Vesting of early exercised shares	32	64		(32)
Issuance of ordinary shares for settlement of restricted share units (RSUs)	0	405		(405)
Share-based payment	313,706			313,706
Replacement equity awards related to business combination	552			552
Tax benefit (expense) from share plans	437			437
Increase (decrease) in equity	316,428	545	1,726	314,258				(101)
Ending Balance (Cumulative effect of applying new accounting pronouncement) at Jun. 30, 2020	(101)							(101)
Ending Balance at Jun. 30, 2020	575,306	24,744	459,892	1,130,918	6,167	3,759	66,218	(1,116,392)
Net loss	(696,315)							(696,315)
Other comprehensive income (loss), net of tax	28,688				(9,102)	4,916	32,874
Total comprehensive loss, net of tax	(667,627)				(9,102)	4,916	32,874	(696,315)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	1,163	39	1,124
Vesting of early exercised shares	0	34		(34)
Issuance of ordinary shares for settlement of restricted share units (RSUs)	0	347		(347)
Share-based payment	385,918			385,918
Replacement equity awards related to business combination	523			523
Tax benefit (expense) from share plans	(369)			(369)
Increase (decrease) in equity	387,235	420	1,124	385,691
Ending Balance at Jun. 30, 2021	$ 294,914	$ 25,164	$ 461,016	$ 1,516,609	$ (2,935)	$ 8,675	$ 99,092	$ (1,812,707)